OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
Other Receivables Disclosure [Abstract]
Other Receivables Disclosure [Text Block]
8.	OTHER RECEIVABLES

Other receivables as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Social insurance prepaid for staff	$3,242	$1,124
Deposits	122	122
	$3,364	$1,246

Other receivables include social insurance prepaid for staff's portion by the Group, this amount will be directly deducted from staff's salaries and it is interest free.